Related party transactions and balances (Tables) - Continuing operations	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Schedule of balances with related parties

Balances with related parties at December 31 are as follows:

	2017
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	3,033	—	4
Grupo Villar Mir, S.A.U.	—	83	—	—
Enérgya VM Generación, S.L	—	1,420	—	6
Villar Mir Energía, S.L.U.	2,398	35	—	12,065
Espacio Information Technology, S.A.U.	—	—	—	861
Blue Power Corporation, S.L.	—	—	—	29
Other related parties	2	1	—	8
Total	2,400	4,572	—	12,973

	2016
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,664	—	1,751
Grupo Villar Mir, S.A.U.	—	6,743	—	—
Marco International Corporation	—	756	—	—
Enérgya VM Generación, S.L	—	—	—	23
Enérgya VM Gestión, S.L	—	1,765	—	—
Villar Mir Energía, S.L.U.	2,108	39	—	5,239
Espacio Information Technology, S.A.U.	—	—	—	130
Alloys International	—	—	—	918
Blue Power Corporation, S.L.	9,845	—	—	—
Key management personnel (Note 26)	—	—	—	22,672
Other related parties	—	4	—	5
Total	11,953	11,971	—	30,738

Schedule of transactions with related parties and other related parties

	2017
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	2	70
Villar Mir Energía, S.L.U.	—	94,049	—	3,362	—
Espacio Information Technology, S.A.U.	—	—	—	3,807	—
Enérgya VM Generación, S.L	17,222	—	—	226	—
Enérgya VM Gestión, S.L	—	—	—	22	—
Other related parties	—	—	—	1,440	154
Total	17,222	94,049	—	8,859	224

	2016
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	2	74
Grupo Villar Mir, S.A.U.	403	—	—	—	—
Villar Mir Energía, S.L.U.	45	69,083	—	3,626	—
Espacio Information Technology, S.A.U.	—	—	—	4,049	—
Enérgya VM Generación, S.L	20,553	—	—	503	—
Enérgya VM Gestión, S.L	—	253	—	—	—
Marco International Corporation	765	5,212	—	—	—
Key management personnel (Note 26)	—	—	10,080	—	—
Other related parties	—	—	—	92	—
Total	21,766	74,548	10,080	8,272	74

	2015
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	3	170
Enérgya VM Generación, S.L	28,881	—	—	306	—
Grupo Villar Mir, S.A.U.	—	—	—	—	255
Torre Espacio Castellana, S.A.U.	—	—	—	1,138	—
Villar Mir Energía, S.L.U.	66	85,511	—	4,850	—
Espacio Information Technology, S.A.U.	—	—	—	2,581	—
Marco International Corporation	—	360	—	—	—
Key management personnel (Note 26)	—	—	3,909
Other related parties	1	—	—	156	—
Total	28,948	85,871	3,909	9,034	425